The Annual Tariff Adjustment- Additional Information (Detail) - Cemig Distribution [member]	May 23, 2017
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [Line Items]
Percentage of decrease in annual tariffs	10.66%
Cost items adjustment [member]
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [Line Items]
Percentage of annual tariffs adjustment	1.29%
Inclusion of financial components adjustment [member]
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [Line Items]
Percentage of annual tariffs adjustment	4.68%
Removal of financial components adjustment [member]
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [Line Items]
Percentage of annual tariffs adjustment	7.28%